Remuneration of Auditors - Summary of Detailed Information About Auditors Remuneration (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Other Auditors [Abstract]
Total remuneration	$ 737,470	$ 753,891	$ 688,364
Pricewaterhouse Coopers Australia [member]
Audit fees
Audit or review of the financial report	737,470	736,373	661,381
Other audit and assurance services in relation to regulatory filings overseas	0	0	0
Other Auditors [Abstract]
Audit of the local statutory accounts overseas	0	17,518	26,983
Total remuneration	$ 737,470	$ 753,891	$ 688,364